Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0001769628
Registrant Name	CoreWeave, Inc.
Registration File Number	333-296553
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES